Other Income	12 Months Ended
Apr. 30, 2022
Disclosure Of Other Income [Abstract]
Other Income
9.	OTHER INCOME

	2020	2021	2022
	HK$	HK$	HK$

Bank and other interest income	—	143	5,793
Government grant (note)	—	1,176	909
Others	—	4	53

	—	1,323	6,755

Note:
During the years ended April 30, 2021 and 2022, the Group recognized government grants of HK$1,176 and HK$909, respectively, in respect of
COVID-19-related
subsidies relates to employment support programs provided by the Hong Kong and Singapore government.